Subsequent Events (Details) $ / shares in Units, ¥ in Millions							1 Months Ended						6 Months Ended	12 Months Ended
	Sep. 07, 2020 USD ($)	Sep. 07, 2020 CNY (¥)	Jul. 13, 2020	Apr. 08, 2020 USD ($)	Apr. 08, 2020 CNY (¥)	Jan. 22, 2020 USD ($) $ / shares shares	Sep. 04, 2020	Mar. 31, 2020	Feb. 03, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Nov. 07, 2019	Nov. 11, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 08, 2018
Subsequent Events (Details) [Line Items]
Repayments of bank loans				$ 700,000	¥ 5.0										¥ 1.2
Long-term loan-noncurrent portion														$ 7,323,600		$ 8,142,400
Annual interest rate				6.70%	6.70%
Long term debt														7,300,000
Repayments of short-term debt														$ 9,455,440		$ 8,790,530	$ 8,244,905
Percentage of interest rate of related party																14.00%						14.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Annual interest rate										5.43%										5.43%
Long term debt										$ 2.9
Long term debt (in Yuan Renminbi) | ¥																				¥ 20.0
Repayments of short-term debt										700,000	¥ 5.0
Nasdaq listing rule, description							the Company received a letter from the Listing Qualifications staff of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that it is no longer in compliance with the minimum bid price requirement for continued listing on the Nasdaq Capital Market. Nasdaq Listing Rule 5550(a)(2) requires listed companies to maintain a minimum bid price of $1.00 per share. Nasdaq has provided the Company with 180 days, or until March 3, 2021, to regain compliance with the minimum bid price requirement by having a closing bid price of at least $1.00 per share for a minimum of 10 consecutive business days.
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Percentage of interest rate of related party														5.00%							5.00%
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of interest rate of related party	41.67%	41.67%
Ownership interest rate	41.67%	41.67%
Total consideration of acquisition	$ 3,600,000	¥ 25.0
Acquisition cash payment	$ 2,700,000	¥ 18.5
Number of patents	6	6
Non-cash contribution	$ 900,000	¥ 6.5
Cash payment																		$ 2,700,000	¥ 18.5
Jiangsu Bank [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
LIne of credit, description								In March 2020, REIT Xinyi entered into a line of credit with Jiangsu Bank, Xinyi Brach, to allow the Company to borrow an aggregate of approximately $0.7 million (RMB 5 million) out of this line of credit as working capital for one year. These loans bear a fixed interest rate of 4.55% per annum. The loan is guaranteed by two officers of REIT Xinyi, Huizhen Hou and Dapeng Zhou. REIT Xinyi also pledged its land use rights with a carrying value of approximately $1.7 million (RMB 12 million) as collateral. REIT Xinyi has received the full amount under this line of credit in March 2020.
Yunnan Litu [Member]
Subsequent Events (Details) [Line Items]
Changes in equity ownership interest, description												Yunnan Litu was jointly established by REIT Eco Engineering and a third-party Dali Zhongrong, to be engaged in providing services in comprehensive ecological restoration projects and sales of environmentally friendly equipment and new materials. REIT Eco Engineering owns 55% of the ownership interest in Yunnan Litu, with the remaining 45% owned by noncontrolling shareholder Dali Zhongrong.
Yunnan Litu [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of interest rate of related party			55.00%
Yangbi Litu [Member]
Subsequent Events (Details) [Line Items]
Changes in equity ownership interest, description													REIT Eco Engineering owns 55% of the ownership interest in Yangbi Litu, with the remaining 45% equity interest owned by Yunnan Litu. Because the Company’s ownership interest in Yunnan Litu is 55%, which makes the Company holds an aggregate of 79.75% equity interest in Yangbi Litu, directly and indirectly.
Yangbi Litu [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of interest rate of related party			55.00%
Litu Ruima [Member]
Subsequent Events (Details) [Line Items]
Changes in equity ownership interest, description													REIT Eco Engineering owns 55% of the ownership interest in Litu Ruima, with the remaining 45% equity interest owned by Yunnan Litu. Because the Company’s ownership interest in Yunnan Litu is 55%, which makes the Company holds an aggregate of 79.75% equity interest in Litu Ruima, directly and indirectly. On December 25, 2019, REIT Eco Engineering signed a share transfer agreement with a third party, Shanghai Yincheng Culture Media Co., Ltd., to transfer its 51% of the equity interests of Litu Ruima with no consideration. As a result, the Company’s equity ownership interest in Litu Ruima decreased from 79.75% to 28.75%% as of December 31, 2019.
REIT Eco Engineering [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Changes in equity ownership interest, description			REIT Eco Engineering transferred its 55% equity interest in Yunnan Litu to a third-party individual and two third party companies for a nominal price because of the inactive business operation of Yunnan Litu since its inception. After the transaction, the Company no longer owns any equity interest of Yunnan Litu as of the date of this report. As a result, the Company’s equity ownership interest in Yangbi Litu is decreased from 79.75% as of December 31, 2019 to 55% as of the date of this report, and the Company’s equity ownership interest in Yangbi Litu decreased from 28.75% as of December 31, 2019 to 4% as of the date of this report.
2018 Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock issued during the period , shares (in Shares) | shares						685,000			290,000
Stock issued during the period , value						$ 650,750			$ 333,500
Common stock price per share (in Dollars per share) | $ / shares						$ 0.95			$ 1.15
China Merchants Bank [Member]
Subsequent Events (Details) [Line Items]
Repayments of bank loans														$ 3,600,000	25.0
Beijing Bank [Member]
Subsequent Events (Details) [Line Items]
Repayments of bank loans														2,900,000	20.0
Bank Of Communications [Member]
Subsequent Events (Details) [Line Items]
Repayments of bank loans														700,000	¥ 5.0
Dongfang credit cooperative association [Member]
Subsequent Events (Details) [Line Items]
Long-term loan-noncurrent portion														100,000							¥ 1.0
Haikong Holdings Microfinance Co., Ltd [Member]
Subsequent Events (Details) [Line Items]
Repayments of bank loans														200,000
Changjiang Li Autonomous County Rural Credit Cooperative Association (“CCCA”) [Member]
Subsequent Events (Details) [Line Items]
Long-term loan-noncurrent portion														$ 300,000							¥ 2.0
Nanjing Bank [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repayments of bank loans										$ 1,400,000	¥ 10.0
Annual interest rate								5.22%		5.22%										5.22%
Number of loans										2,000,000	2,000,000